CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (6,505)	$ (4,782)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55	82
Share-based compensation	269	(393)
Financial (income) expenses, net	(32)	(18)
Increase in royalties provision	3	25
Changes in assets and liabilities items:
Decrease in prepaid and other current assets and non-current assets	50	35
Decrease in trade accounts payable, accruals and other current liabilities	(204)	(131)
Increase (decrease) in employees and payroll accruals	15	288
Net cash used in operating activities	(6,349)	(4,894)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(49)	(8)
Investments in short-term bank deposits, net	(370)	(10,000)
Net cash used in investing activities	(419)	(10,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares in the 2018 public offering, net of issuance expenses		17,862
Issuance of ordinary shares in the 2019 registered direct offering, net of issuance expenses	6,511
Net cash provided by financing activities	6,511	17,862
Net increase (decrease) in cash and cash equivalents and restricted cash	(257)	2,960
Cash and cash equivalents and restricted cash at the beginning of the period	8,922	6,997
Cash and cash equivalents and restricted cash at the end of the period	8,665	9,957
Supplemental disclosure of non-cash flow information
Cashless exercise of warrants to purchase ordinary shares into ordinary shares		9
Purchase of property and equipment		7
Recognition of operating leases and operating lease liabilities from adoption of ASU 2016-02	$ 490